BUSINESS ACQUISITION - Shanghai Xiaoxin, allocation (Details) - USD ($) $ in Thousands	Jan. 24, 2019	Feb. 29, 2020	Feb. 28, 2019
Business Acquisition [Line Items]
Goodwill		$ 378,913	$ 414,228
Xhanghai Xiaoxin
Business Acquisition [Line Items]
Cash and cash equivalents	$ 11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and the related deferred tax liabilities	19,860
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interests	(29,658)
Total	98,124
Xhanghai Xiaoxin | User base and customer relationships
Business Acquisition [Line Items]
Intangible assets	$ 8,152
Amortization period
Amortization period (in years)	7 years
Xhanghai Xiaoxin | Technology
Business Acquisition [Line Items]
Intangible assets	$ 1,283
Amortization period
Amortization period (in years)	5 years